Business Combination (Tables)	6 Months Ended
Jun. 30, 2026
Business Combination [Abstract]
Schedule of Business Combination and PIPE Financing	The table below shows the net proceeds from business combination and PIPE financing:
Amount
DMY trust account, net of redemptions	$11,023,213
PIPE financing proceeds	108,696,968
Less: transaction expenses paid in cash	(21,552,549)
Net cash proceeds	$98,167,633